SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule of Revenue by Geographic Location) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Revenue		$ 216,613	$ 160,812	$ 102,999
United States [Member]
Segment Reporting Information [Line Items]
Revenue		125,749	92,034	60,761
Israel [Member]
Segment Reporting Information [Line Items]
Revenue		6,818	5,203	4,234
United Kingdom [Member]
Segment Reporting Information [Line Items]
Revenue		21,699	16,746	12,220
EMEA [Member]
Segment Reporting Information [Line Items]
Revenue	[1]	39,577	28,695	16,744
Other [Member]
Segment Reporting Information [Line Items]
Revenue		$ 22,770	$ 18,134	$ 9,040

[1]	Europe, the Middle East and Africa excluding United Kingdom and Israel